Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of our fixed assets - FaZe Clan Inc. [Member]	12 Months Ended
Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Remaining lease term
Computer equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Equipment	3 years
Furniture/Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Equipment	3 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Equipment	5 years